Consulting Services	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Consulting Services [Abstract]
Consulting Services [Text Block]
Note 7 – Consulting Services

Grandview Consultants, Inc.

On October 21, 2011, the Company entered into an Engagement Agreement with Grandview Consultants, Inc. (“GCI” or the “Financial Consultant”). The agreement calls for the Financial Consultant to assist in the ongoing review and adjustment of the Company’s business and strategic plan for the growth of the Company’s business. The term of the agreement is for a period of six months. The compensation for this agreement shall be paid in a non-refundable monetary fee of $10,000, payable on the date of the executed agreement, and an equity component of 2,934,360 shares of the Company’s common stock issued as compensation. Any termination of this agreement by the Company prior to the termination date shall not affect the compensation.

The Company recorded the $10,000 payment in cash as prepaid expenses and amortized it over the term of six months or $1,666 per month. For the year ended December 31, 2011, the Company recorded $3,332 in consulting fees. For three months ended March 31, 2012, the Company recorded $4,998 in consulting fees.

The Company recorded the entire $146,718 as consulting fees upon issuance of the shares.

Note 7 – Consulting Services

Grandview Consultants, Inc.

On October 21, 2011, the Company entered into an Engagement Agreement with Grandview Consultants, Inc. (“GCI” or the “Financial Consultant”). The agreement calls for the Financial Consultant to assist in the ongoing review and adjustment of the Company’s business and strategic plan for the growth of the Company’s business. The term of the agreement is for a period of six months. The compensation for this agreement shall be paid in a non-refundable monetary fee of $10,000, payable on the date of the executed agreement, and an equity component of 2,934,360 shares of the Company’s common stock issued as compensation. Any termination of this agreement by the Company prior to the termination date shall not affect the compensation.